Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 13		$ 26
Right-of-use assets	12		32
Currently marketed products		$ 292	196
Acquired research and development	1,209	262	8,600
Other intangible assets		98	218
Deferred tax assets	56	28	476
Non-current financial and other assets			49
Inventories			84
Trade receivables and financial and other current assets	5	1	109
Cash and cash equivalents	89	10	76
Deferred tax liabilities	(300)	(74)	(1,977)
Current and non-current financial debts		(1)	(32)
Current and non-current lease liabilities	(12)		(44)
Trade payables and other liabilities	(67)	(4)	(144)
Net identifiable assets acquired	1,005	612	7,669
Acquired cash and cash equivalents	(89)	(10)	(76)
Non-controlling interests		(105)
Goodwill	161	238	2,580
Net assets recognized as a result of acquisitions of business	1,077	735	10,173
Goodwill expected to be deductible for tax purposes	$ 0	$ 107	$ 74